Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of loss from operations before income taxes
For financial reporting purposes, loss from operations before income taxes includes the following components (in thousands):

	Year Ended December 31,
	2023	2022
Pretax loss:
United States	$(53,430)	$(42,722)
Foreign	5	(25)

Loss before income taxes	$(53,425)	$(42,747)

Schedule of components of provision for income taxes
The components of our provision for income taxes during the two years ended December 31, 202
3
, consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
Current:
Federal	$316	$—
State	1	—
Foreign	1	62

Total current	318	62
Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—

Total deferred	—	—

Total income tax provision	$318	$62

Schedule of reconciliation of income tax expense (benefit) computed
A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Year Ended December 31,
	2023	2022
Federal income tax expense at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	5.9	6.9
Permanent differences	(1.2)	(0.4)
Convertible note revaluation	(1.8)	0.0
Research and development tax credits	3.1	4.1
Change in valuation allowance	(27.6)	(31.6)

Effective income tax rate	(0.6)%	—%

Schedule of deferred taxes
Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities consisted of the following (in thousands):

	2023	2022
Deferred tax assets:
Federal net operating loss carryforwards	$13,412	$19,135
State net operating loss carryforwards	3,500	5,401
Contingent liability	14,876	—
Accruals and Reserves	818	659
Capitalized intangible assets	2,828	3,089
Tax credit carryforwards	5,762	4,745
Capitalized R&D expenditures	13,546	7,378
Lease liability	1,835	1,962
Stock compensation and other	544	318

Total gross deferred tax assets before valuation allowance	57,121	42,687
Less: Valuation allowance	(55,078)	(40,342)

Net deferred tax assets	2,043	2,345

Deferred tax liabilities:
Fixed assets	(339)	(483)
Right of use asset	(1,704)	(1,862)

Net deferred tax assets	$—	$—